Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	Inventories

		$ million
	2022	2021
Crude oil	3,608	3,259
Natural gas	825	474
Emissions allowances	436	290
Refined petroleum and petrochemical products	7,920	6,638
	12,789	10,661
Trading inventories	14,004	11,525
	26,793	22,186
Supplies	1,288	1,525
	28,081	23,711
Cost of inventories expensed in the income statement	141,043	92,923
The inventory valuation at 31 December 2022 is stated net of a provision of $483 million (2021 $432 million) to write down inventories to their net realizable value, of which $195 million (2021 $64 million) relates to hydrocarbon inventories. The net charge to the income statement in the year in respect of inventory net realizable value provisions was $199 million (2021 $153 million credit), of which $195 million charge (2021 $151 million credit) related to hydrocarbon inventories.
Trading inventories are valued using quoted benchmark prices adjusted as appropriate for location and quality differentials. They are predominantly categorized within level 2 of the fair value hierarchy